Note 21 - Segmented Information - Geographical Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 1,940,182	$ 2,776,768	$ 3,195,221
Identifiable non-current assets	53,164	30,689	3,467,115
Latin America [member]
Statement Line Items [Line Items]
Revenue	187,008	997,661	821,762
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	52,131	29,804	3,467,115
CHINA
Statement Line Items [Line Items]
Revenue	1,702,249	1,712,079	2,252,170
Identifiable non-current assets	1,033	885
Other [member]
Statement Line Items [Line Items]
Revenue	$ 50,925	$ 67,028	$ 121,289